UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL EQUITY FUND

FORM N-Q

JULY 31, 2018

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 2.1%
Lear Corp.	6,454	$1,162,559
Magna International Inc.	15,300	931,985
NGK Spark Plug Co., Ltd.	29,100	838,671	(a)
Sumitomo Rubber Industries Ltd.	47,700	789,222	(a)

Total Auto Components		3,722,437

Automobiles - 2.2%
Geely Automobile Holdings Ltd.	287,000	657,801	(a)
Guangzhou Automobile Group Co., Ltd., Class H Shares	560,000	526,565	(a)
Honda Motor Co., Ltd.	21,600	650,405	(a)
Mazda Motor Corp.	43,800	545,259	(a)
Suzuki Motor Corp.	26,000	1,527,918	(a)

Total Automobiles		3,907,948

Household Durables - 1.8%
Bellway PLC	35,000	1,338,917	(a)
Electrolux AB, Class B Shares	32,343	758,968	(a)
Persimmon PLC	33,500	1,090,364	(a)

Total Household Durables		3,188,249

Media - 1.3%
CBS Corp., Class B Shares, Non Voting Shares	18,034	949,851
Comcast Corp., Class A Shares	34,400	1,230,832

Total Media		2,180,683

Multiline Retail - 0.9%
Canadian Tire Corp., Ltd., Class A Shares	5,400	735,456
Marks & Spencer Group PLC	199,924	807,649	(a)

Total Multiline Retail		1,543,105

Specialty Retail - 3.2%
Home Depot Inc.	11,300	2,231,976
Lowe’s Cos. Inc.	22,200	2,205,348
Ross Stores Inc.	12,080	1,056,155

Total Specialty Retail		5,493,479

Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	26,889	743,080	(a)

TOTAL CONSUMER DISCRETIONARY		20,778,981

CONSUMER STAPLES - 7.5%
Beverages - 1.6%
Diageo PLC	30,000	1,102,472	(a)
PepsiCo Inc.	14,900	1,713,500

Total Beverages		2,815,972

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.4%
Seven & i Holdings Co., Ltd.	17,900	$730,661	(a)
Walgreens Boots Alliance Inc.	15,801	1,068,464
Walmart Inc.	18,035	1,609,263
Wm Morrison Supermarkets PLC	210,084	720,013	(a)

Total Food & Staples Retailing		4,128,401

Food Products - 0.7%
Tyson Foods Inc., Class A Shares	19,400	1,118,410

Household Products - 1.7%
Church & Dwight Co. Inc.	14,742	824,078
Clorox Co.	6,500	878,605
Procter & Gamble Co.	16,100	1,302,168

Total Household Products		3,004,851

Tobacco - 1.1%
Altria Group Inc.	12,180	714,723
Imperial Brands PLC	32,891	1,260,446	(a)

Total Tobacco		1,975,169

TOTAL CONSUMER STAPLES		13,042,803

ENERGY - 6.5%
Energy Equipment & Services - 1.0%
SBM Offshore NV	48,800	754,868	(a)
Subsea 7 SA	65,200	945,752	(a)

Total Energy Equipment & Services		1,700,620

Oil, Gas & Consumable Fuels - 5.5%
China Petroleum & Chemical Corp., Class H Shares	1,014,000	973,822	(a)
Eni SpA	62,269	1,200,607	(a)
Exxon Mobil Corp.	7,281	593,474
GS Holdings Corp.	10,600	510,410	(a)
Murphy Oil Corp.	25,707	855,015
Neste OYJ	23,974	1,979,276	(a)
Petroleo Brasileiro SA, ADR	96,679	1,011,262	*
Repsol SA	47,204	936,868	(a)
TOTAL SA	23,800	1,552,890	(a)

Total Oil, Gas & Consumable Fuels		9,613,624

TOTAL ENERGY		11,314,244

FINANCIALS - 18.2%
Banks - 8.2%
Bank of America Corp.	63,971	1,975,424
BNP Paribas SA	20,912	1,360,467	(a)
BOC Hong Kong Holdings Ltd.	234,500	1,135,059	(a)
Canadian Imperial Bank of Commerce	15,000	1,368,951

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
China Construction Bank Corp., Class H Shares	505,000	$457,291	(a)
Citizens Financial Group Inc.	48,842	1,942,935
Danske Bank A/S	33,718	980,477	(a)
JPMorgan Chase & Co.	15,409	1,771,265
Skandinaviska Enskilda Banken AB, Class A Shares	104,208	1,114,090	(a)
Societe Generale SA	16,835	749,915	(a)
Wells Fargo & Co.	24,400	1,397,876

Total Banks		14,253,750

Consumer Finance - 0.5%
Capital One Financial Corp.	8,405	792,760

Diversified Financial Services - 0.6%
ORIX Corp.	63,400	1,029,481	(a)

Insurance - 8.4%
Aegon NV	141,253	928,643	(a)
Allianz SE, Registered Shares	7,524	1,663,549	(a)
Allstate Corp.	17,300	1,645,576
AXA SA	29,324	740,292	(a)
CNO Financial Group Inc.	35,744	727,390
Everest Re Group Ltd.	3,290	718,372
Legal & General Group PLC	326,000	1,122,700	(a)
Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen, Registered Shares	3,915	868,719	(a)
NN Group NV	22,000	970,087	(a)
Principal Financial Group Inc.	16,084	934,159
SCOR SE	32,063	1,246,003	(a)
Swiss Life Holding AG, Registered Shares	2,378	854,058	*(a)
Swiss Re AG	13,078	1,199,574	(a)
Tokio Marine Holdings Inc.	22,300	1,060,083	(a)

Total Insurance		14,679,205

Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	24,800	952,320	*

TOTAL FINANCIALS		31,707,516

HEALTH CARE - 12.7%
Biotechnology - 2.2%
Amgen Inc.	6,500	1,277,575
Biogen Inc.	4,897	1,637,410	*
Gilead Sciences Inc.	12,932	1,006,498

Total Biotechnology		3,921,483

Health Care Equipment & Supplies - 1.0%
Baxter International Inc.	23,500	1,702,575

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - 6.7%
Aetna Inc.	6,802	$1,281,429
Anthem Inc.	6,600	1,669,800
Cigna Corp.	5,700	1,022,694
CVS Health Corp.	17,500	1,135,050
Express Scripts Holding Co.	14,600	1,160,116	*
Humana Inc.	4,900	1,539,482
UnitedHealth Group Inc.	9,000	2,278,980
WellCare Health Plans Inc.	5,963	1,594,625	*

Total Health Care Providers & Services		11,682,176

Life Sciences Tools & Services - 0.5%
Agilent Technologies Inc.	13,083	864,001

Pharmaceuticals - 2.3%
Bayer AG, Registered Shares	6,692	745,401	(a)
Indivior PLC	283,682	1,137,992	*(a)
Merck & Co. Inc.	16,900	1,113,203
Sanofi	12,052	1,047,377	(a)

Total Pharmaceuticals		4,043,973

TOTAL HEALTH CARE		22,214,208

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Arconic Inc.	30,900	670,221
Boeing Co.	6,780	2,415,714
Northrop Grumman Corp.	4,385	1,317,648

Total Aerospace & Defense		4,403,583

Airlines - 1.5%
Air Canada	59,700	1,079,864	*
Copa Holdings SA, Class A Shares	6,500	632,710
Southwest Airlines Co.	17,000	988,720

Total Airlines		2,701,294

Building Products - 0.5%
Owens Corning	13,496	839,721

Electrical Equipment - 0.5%
Vestas Wind Systems A/S	14,800	953,789	(a)

Industrial Conglomerates - 0.4%
Smiths Group PLC	29,299	620,320	(a)

Machinery - 3.6%
Cummins Inc.	10,150	1,449,521
Donaldson Co. Inc.	18,031	860,079
Illinois Tool Works Inc.	5,757	825,151
Kawasaki Heavy Industries Ltd.	37,900	1,111,118	(a)

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Machinery - (continued)
Oshkosh Corp.	16,666	$1,254,116
Parker-Hannifin Corp.	4,334	732,663

Total Machinery		6,232,648

Trading Companies & Distributors - 1.2%
Ferguson PLC	11,795	929,383	(a)
Marubeni Corp.	144,600	1,103,082	(a)

Total Trading Companies & Distributors		2,032,465

TOTAL INDUSTRIALS		17,783,820

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.0%
Cisco Systems Inc.	30,060	1,271,237
F5 Networks Inc.	7,100	1,216,798	*
Juniper Networks Inc.	39,700	1,045,698

Total Communications Equipment		3,533,733

Electronic Equipment, Instruments & Components - 0.9%
Jabil Inc.	26,752	753,604
Tech Data Corp.	10,126	844,610	*

Total Electronic Equipment, Instruments & Components		1,598,214

Internet Software & Services - 1.3%
Alphabet Inc., Class A Shares	582	714,242	*
Facebook Inc., Class A Shares	9,300	1,604,994	*

Total Internet Software & Services		2,319,236

IT Services - 2.2%
Alliance Data Systems Corp.	3,850	865,788
Science Applications International Corp.	10,700	902,759
Visa Inc., Class A Shares	14,500	1,982,730

Total IT Services		3,751,277

Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials Inc.	30,700	1,492,941
Broadcom Inc.	3,544	785,953
Texas Instruments Inc.	12,620	1,404,858

Total Semiconductors & Semiconductor Equipment		3,683,752

Software - 3.4%
Citrix Systems Inc.	8,600	945,742	*
Microsoft Corp.	21,601	2,291,434
VMware Inc., Class A Shares	10,700	1,547,113	*
Zynga Inc. , Class A Shares	295,456	1,119,778	*

Total Software		5,904,067

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc.	31,643	$6,021,346
HP Inc.	60,000	1,384,800
NetApp Inc.	25,785	1,998,853
Samsung Electronics Co., Ltd.	41,100	1,705,087	(a)
Western Digital Corp.	15,684	1,100,233

Total Technology Hardware, Storage & Peripherals		12,210,319

TOTAL INFORMATION TECHNOLOGY		33,000,598

MATERIALS - 5.6%
Chemicals - 1.9%
Chemours Co.	15,461	708,268
Covestro AG	11,792	1,131,697	(a)
Huntsman Corp.	25,563	857,127
Mitsubishi Gas Chemical Co. Inc.	31,500	703,661	(a)

Total Chemicals		3,400,753

Containers & Packaging - 0.9%
Avery Dennison Corp.	13,260	1,520,657

Metals & Mining - 1.8%
Anglo American PLC	49,863	1,137,173	(a)
Fortescue Metals Group Ltd.	218,030	709,370	(a)
Outokumpu OYJ	76,048	514,212	(a)
South32 Ltd.	301,085	797,259	(a)

Total Metals & Mining		3,158,014

Paper & Forest Products - 1.0%
UPM-Kymmene OYJ	49,946	1,772,085	(a)

TOTAL MATERIALS		9,851,509

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Brixmor Property Group Inc.	62,000	1,096,780

Real Estate Management & Development - 0.7%
China Vanke Co., Ltd., Class H Shares	140,700	448,835	(a)
CK Asset Holdings Ltd.	100,000	764,918	(a)

Total Real Estate Management & Development		1,213,753

TOTAL REAL ESTATE		2,310,533

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.8%
China Telecom Corp. Ltd., Class H Shares	1,400,000	660,244	(a)
Nippon Telegraph & Telephone Corp.	17,000	786,705	(a)

Total Diversified Telecommunication Services		1,446,949

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Wireless Telecommunication Services - 1.7%
KDDI Corp.		28,000	$780,716	(a)
NTT DOCOMO Inc.		54,000	1,389,642	(a)
Vodafone Group PLC		336,124	820,213	(a)

Total Wireless Telecommunication Services			2,990,571

TOTAL TELECOMMUNICATION SERVICES			4,437,520

UTILITIES - 3.8%
Electric Utilities - 1.8%
Entergy Corp.		11,500	934,720
Exelon Corp.		25,900	1,100,750
Fortum OYJ		45,297	1,137,538	(a)

Total Electric Utilities			3,173,008

Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy Inc.		46,000	1,456,820

Multi-Utilities - 1.2%
AGL Energy Ltd.		69,192	1,131,474	(a)
RWE AG		33,713	884,523	(a)

Total Multi-Utilities			2,015,997

TOTAL UTILITIES			6,645,825

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $133,575,104)			173,087,557

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,603,253)	1.790%	1,603,253	1,603,253

TOTAL INVESTMENTS - 100.0% (Cost - $135,178,357)			174,690,810
Other Assets in Excess of Liabilities - 0.0%			20,241

TOTAL NET ASSETS - 100.0%			$174,711,051

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$11,594,526	$9,184,455	—	$20,778,981
Consumer Staples	9,229,211	3,813,592	—	13,042,803
Energy	2,459,751	8,854,493	—	11,314,244
Financials	15,349,728	16,357,788	—	31,707,516
Health Care	20,330,815	1,883,393	—	22,214,208
Industrials	14,169,210	3,614,610	—	17,783,820
Information Technology	31,295,511	1,705,087	—	33,000,598
Materials	4,858,137	4,993,372	—	9,851,509
Real Estate	1,096,780	1,213,753	—	2,310,533
Telecommunication Services	1,389,642	3,047,878	—	4,437,520
Utilities	4,376,813	2,269,012	—	6,645,825

Total Long-Term Investments	116,150,124	56,937,433	—	173,087,557

Short-Term Investments†	1,603,253	—	—	1,603,253

Total Investments	$117,753,377	$56,937,433	—	$174,690,810

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2018, securities valued at $65,347,206 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2018